united states
                                       securities and exchange commission
                                              washington, d.c. 20549

                                            form n-csr

                         certified shareholder report of registered management
                                       investment companies

Investment Company Act file number 811-09437

                                                            Lindbergh Funds
                           (Exact name of registrant as specified in charter)

5520 Telegraph Road, Suite 204, St. Louis, MO 63129
         (Address of principal executive offices)             (Zip code)

Unified Fund Services, 431 North Pennsylvania Street, Indianapolis, In 46204
                           (Name and address of agent for service)

Registrant's telephone number, including area code: 314-416-0055

Date of fiscal year end: 08/31

Date of reporting period: 02/28/2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.



Management Discussion and Analysis


March 28, 2003

Dear Fellow Shareholder:

     Like many mutual funds, the Signature Fund's fiscal year, which ends August 31, is different than the calendar year. Since this is the first report of the new year, I'll briefly review calendar year 2002 results.

     For stock investors, 2002 was distinctive in a number of ways. First, it was the third consecutive losing year of this, the worst bear market in over 70 years. In addition, last year's losses were far worse than those of 2000 and 2001.

     As manager of the Signature Fund, I'd characterize the year as extremely challenging, one filled with potential pitfalls, some of which were obvious, whereas others were well disguised. It was the kind of environment where the market extracted huge penalties for each misstep, and it was quite easy to make a misstep. I'm disappointed that we have suffered through another year of losses, but I'm relieved that the fund's losses in 2002 were well-below average (please see table below).

     Two factors helped limit the Signature Fund's losses. First, it was defensively positioned according to the dictates of the Market Meter. Stock investments, for example, averaged around 60% of fund assets during most of this past year. This fact alone, though, doesn't account for the large performance disparity in the fund's favor. Fund losses were further mitigated because of the above-average performance of its stock portfolio.

     That's a brief summary of returns and events driving last year's results, but what about the fund's longer term record?

     Beginning with February 2000, the fund's annualized loss has averaged 8.4% (see table). By comparison, the S&P 500's annualized loss was 13.9% over the same period. In previous reports, I've shown returns since October 1, 1999, the effective date of the fund's registration statement, and January 2000, the month the fund was opened to outside shareholders. But February 2000 was actually the month when the fund began investing both the assets of outside shareholders and in accordance with its stated objectives. As a result, it has been determined that the appropriate period for presenting fund performance is beginning on February 1, 2000. (Returns shown in table for periods exceeding one year are
average-annual     rates    of     return.)

--------------- ------------ --------------------------------------------
                                    Since          Calendar       Since
                                 Feb. 1, 2000      Year 2002    Inception*

--------------------------------  ---------------  ------------------------


Lindbergh Signature Fund             -8.4%           -8.8%        -6.6%
S&P 500                             -13.9%          -22.1%       -10.4%
Wilshire 5000                       -14.0%          -20.9%        -9.4%
Russell 2000                         -8.6%          -20.5%        -3.6%
NASDAQ                              -29.6%          -31.5%       -19.0%
-------------------------------- --------------- ------------ ------------

*Fund inception  - October 1,
1999
-------------------------------- --------------- ------------ ------------


     (Please note: The fund's relative performance advantage vis-a-vis the S&P 500 is not as great when measured from its "Since Inception" date -' October 1, 1999 - as it is over the period beginning February 1, 2000. While the fund's seed capital was in place and its registration statement became effective on October 1, 1999, the fund was not ready for outside shareholders. During the fall of 1999, the fund, in fact, had only one shareholder, a co-owner of Lindbergh Capital Management, the fund"s advisor. Thus, the fund was mostly in cash just as technology stocks began their parabolic blowoff. Be that as it may, the returns of this period have been treated as part of the fund's permanent track record. Most importantly, though, no single outside shareholder was penalized for this period of underperformance.) With this review of past results, what can investors reasonably expect in the months ahead? Most importantly, is this bear market over?

     Before answering this question, I should put things in perspective. I'll begin by reviewing the bearish case. It's based on three concerns: First, the stock market has a huge valuation problem. By traditional value standards, for example, stocks today remain more expensive than any previous period except during the late 1990's bubble years. Admittedly, this is a tough pill to swallow, given the steep plunge in stock prices. But it is a testament to the overvaluation extremes reached during the mania.

     Investor complacency is yet another problem for the stock market. The actions of institutional investors, for example, suggest that they are more fearful of missing the next bull run than losing money! One symptom of this problem is the market's powerful snapback recovery attempts following periods of grinding sell offs.

     The eagerness of big buyers to quickly jump back into stocks provides a glimpse into the market's internal workings. There are many others. Such market 'internals' can be quantified and compared with previous periods in the market's long history. In making such comparisons, one thing is clear - we're seeing none of the signs that typically herald new bull markets.

     Here's an example: One publication, Investor's Intelligence, surveys investment newsletter writers as to whether they're bullish or bearish. It then calculates a ratio of bulls to bears. Even in ordinary bear markets, the level of bears normally hovers around 55-60% for weeks and sometimes months at a time.

     Yet in this cycle, the percentage of bears only briefly spiked above 40% before quickly receding. In fact, the bearish percentage reading during most of this bear market has been less than 30%. Bearish scores of 30% or less are typical of bull, not bear markets! This level of optimism, despite a crushing bear market, is unprecedented and hard to fathom. By this example and other measures, we are simply not seeing the kind of readings that accompany bear market lows.

     A faltering economy is the third problem overhanging the market. A poor economy doesn't always signify troubles for the stock market. In fact, bear markets typically end and new bull markets are born precisely when the economic news is the most dire . . . but on the verge of improving. Today's economy, while still growing, may be taking a turn for the worse and that's potentially bad news for the stock market. I think a new recession is unlikely . . . perhaps there's a one in three chance. It is, nonetheless, a growing possibility for several reasons including: an approaching end to the mortgage refinancing boom; too much idle plant and equipment; and the over leveraged balance sheets of both businesses and consumers.

     Consider, for a moment, the public's ability to spend. All the drivers of the consumer spending boom are, one by one, falling by the wayside. Consumer wealth is being destroyed by falling stock prices, income growth is slowing due, in part, to a poor job market, and the likely end to the home refinancing boom means no more cheap money to spend on big ticket purchases.

     The economy will, most likely, muddle through these problems, but at a much diminished growth rate. It is, however, precariously balanced and as such, it wouldn't take much of a shock for the economy to slide back into recession. The stock market has not discounted a recession. I thus expect such an event will be greeted by falling stock prices.

     To briefly summarize - the bearish case rests on an overvalued stock market, poor market internals, and a weak economy. By these measures there is no question, the stock market's glass is more than half empty.

     There are, however, many facets to the market. Over valuation, for example, may limit the market's long term potential, but investors with sufficient speculative zeal will try to ignore this problem. As we've seen in recent years, they may even succeed in such efforts for a while, but eventually the valuation chickens will come home to roost. So it's important to view the data objectively, and also to correctly identify those factors driving the market over both the short and the long terms.

     This isn't easy because most of the daily data flow of economic and market statistics is simple noise. This is where our proprietary Market Meter comes into play. By scoring those factors that are proven precursors of future market performance, it helps separate the wheat from the chaff. It is my primary compass for navigating around the various pitfalls thrown in the path of stock investors.

     The good news is that the Market Meter score has reached 60. This is its best reading since the early days of this bear market and just 10 points short of an outright BUY signal.

     So despite my concerns outlined above, the Market Meter is beginning to sense a possible turn for the better. At this point, I view the Meter's signs of improvement as a flicker of light at the end of the tunnel; a hopeful sign, but nothing more. It's good news to see it moving in the right direction, but it must continue to improve.

     As with previous reports, I'm hoping for the best, but prepared for the worst. This time, there's a difference. Given the Market Mete's improving score, my hopes aren't simply wishful thinking.

     There is, unfortunately, a 'bad news' aspect to an improving Market Meter score. It's at least becoming conceivable that this bear market might end without completely purging from the system the excesses of the mania years. Thus, the market's problems in such areas as valuation, investor complacency, and speculative froth could be carried into a new bull market.

     If the Market Meter continues to improve, and we do enter a new bull market before fully cleaning up after the last one, I think it will be a relative short bull market . . . perhaps no more than a year or so. Under this scenario, I expect that the bear, after a brief hibernation, will return to finish its job.

     I naturally prefer that this market bear complete its task and thus set the stage for an extended bull market. At this point, though, I'll gladly settle for some relief; a period where we at least have a chance to make some real money and not simply engage in damage control.

     One final point. I've been expecting new lows in the stock market. If, though, the Market Meter can hold steady, or continue to improve, the market has probably seen the lows for this cycle. But before we begin a new bull market, I still expect the stock averages to revisit the old lows set last summer and fall
- somewhere  around  7200-7400  on the Dow and in the 760-800  range for the S&P
500.

     There is one major wild card in this assessment and that's the war with Iraq. From my vantage point, about eight days into the ground war, it's too soon to get any feel as to how or when it might end. For the human toll alone, I hope the war ends quickly and with limited loss of life. If, however, we encounter major setbacks, it could cause greater downside damage than I'm now expecting.

     In conclusion, while it has been a challenging investment period, I'm grateful for your patience and the privilege of serving your interests.

Most respectfully,




Dewayne Wiggins
President, Lindbergh Funds

                Quarterly Fund Returns


    09/30/99     10,000.00    10,000.00
    11/30/99     10,296.90    10,848.85
    02/29/00     10,437.27    10,704.94
    05/31/00     10,621.56    11,164.49
    08/31/00     11,306.11    11,961.14
    11/30/00      9,696.45    10,392.98
    02/28/01      9,273.15     9,828.37
    05/31/01      9,410.49     9,986.97
    08/31/01      8,673.70     9,044.77
    11/30/01      8,589.33     9,123.61
    02/28/02      9,008.77     8,894.48
    05/31/02      9,202.82     8,605.48
    08/31/02      8,471.78     7,418.78
    11/30/02      8,302.31     7,617.98
    02/28/03      7,907.40     6,877.46



            Quarterly Fund Returns
            Since 01/31/00


     1/31/00   10,000.00     10,000.00
     3/31/00   10,301.72     10,770.52
     6/30/00   10,330.57     10,484.91
     9/30/00   10,577.15     10,383.49
    12/31/00    9,636.65      9,571.77
     3/31/01    8,481.96      8,436.55
     6/30/01    8,974.59      8,930.57
     9/30/01    7,764.52      7,620.51
    12/31/01    8,527.28      8,435.30
     3/31/02    8,570.72      8,458.23
     6/30/02    8,994.90      7,325.32
     9/30/02    7,979.27      6,060.18
    12/31/02    7,751.86      6,571.30
     2/28/03    7,595.82      6,303.14

 Schedule of Investments - February 28, 2003 (Unaudited)


 COMMON STOCKS - 50.37%
       Number of Shares                                                                            Market Value

                              Arrangement Of Transportation Of Freight & Cargo - 2.01%
             6,390            Expeditors International Of Washington, Inc.                      $        218,474
                                                                                                -----------------

                              Beverages - 1.63%
             7,200            Constellation Brands, Inc. - Class A*                                      177,336
                                                                                                -----------------

                              Heavy Construction Other Than Buildings - 1.82%
             5,200            Jacobs Engineering Group, Inc.*                                            197,496
                                                                                                -----------------

                              Hospital & Medical Service Plans - 3.67%
             7,110            Coventry Health Care, Inc.*                                                201,426
             2,390            UnitedHealth Group, Inc.*                                                  198,131
                                                                                                -----------------
                                                                                                         399,557
                                                                                                -----------------

                              Misc. Industrial & Commercial Machinery & Equip. -1.87%
             6,620            Moog, Inc. - Class A*                                                      203,234
                                                                                                -----------------

                              Miscellaneous Food Preparations & Kindred Products - 1.91%
             5,000            American Italian Pasta Co.*                                                207,550
                                                                                                -----------------

                              Operative Builders - 2.01%
             4,300            Pulte Homes Corp.                                                          218,569
                                                                                                -----------------

                              Real Estate Investment Trusts - 2.10%
             6,770            Kimco Realty Corp.                                                         228,149
                                                                                                -----------------

                              Refuse Systems - 1.63%
             5,310            Waste Connections, Inc.*                                                   176,717
                                                                                                -----------------

                              Retail - Eating Places - 5.9%
             8,100            Applebee's International, Inc.                                             207,684
             7,580            Brinker International, Inc*                                                210,118
             9,480            Sonic Corp.*                                                               213,490
                                                                                                -----------------
                                                                                                         631,292
                                                                                                -----------------

                              Retail - Family Clothing Stores - 2.15%
             6,830            Ross Stores, Inc.                                                         $233,654
                                                                                                -----------------


                              Retail - Retail Stores - 1.85%
             4,050            Alberto Culver Co.                                                         201,325
                                                                                                -----------------

            16,500            Retail - Women's Clothing Stores - 2.74%
                              Chico's Fashions, Inc.*                                                    298,155
                                                                                                -----------------



                              Savings Institution,  Federal Chartered - 2.00%
             3,010            Golden West Financial Corp.                                                217,924
                                                                                                -----------------

                              Services - Health Services - 2.49%
             3,980            Wellpoint Health Network, Inc.*                                            270,680
                                                                                                -----------------


                              Services - Nursing & Personal Care Facilities - 1.37%
             6,250            Sunrise Assisted Living, Inc.*                                             149,250
                                                                                                -----------------

                              Services - Personal Services - 3.68%
             4,900            H & R Block, Inc.                                                          198,793
             8,670            Regis Corp.                                                                202,011
                                                                                                -----------------
                                                                                                         400,804
                                                                                                -----------------

                              State Commercial Bank -5.83%
             5,187            Commerce Bancshares, Inc.                                                  201,048
             8,000            Pacific Capital Bancorp                                                    225,040
             6,120            Popular, Inc.                                                              207,407
                                                                                                -----------------
                                                                                                         633,495
                                                                                                -----------------

                              Trucking (No Local) - 2.03%
            12,252            Heartland Express, Inc.*                                                   220,536
                                                                                                -----------------

                              Wholesale - Medical, Dental & Hospital Equip. - 1.78%
             4,400            Patterson Dental Co.*                                                      193,644
                                                                                                -----------------

  TOTAL COMMON STOCKS (Cost $5,355,543)
                                                                                                       5,477,841
                                                                                                -----------------

 SHORT-TERM INVESTMENTS - 49.83%
       Principal Amount                                                                           Market Value
                              U.S. Treasury & Agency Obligations - 33.96
           3,700,000          U.S. Treasury Bill, 4/17/03 (Cost $3,693,720) (a)                       $3,693,720
                                                                                                -----------------


                              Money Market Securities - 15.87%
           1,725,941          Money Market Fiduciary, 0.367%, (Cost $1,725,941) (b)                    1,725,941
                                                                                                -----------------



 TOTAL INVESTMENTS (Cost $10,775,204) - 100.09%                                                       10,897,502
                                                                                                -----------------

 Liabilities in excess of other assets - (0.09%)                                                        (21,534)
                                                                                                -----------------

 TOTAL NET ASSETS - 100.00%                                                                         $ 10,875,968

                                                                                               -----------------

 * Non-Income Producing
 (a) Securities segregated as initial margin for open futures contracts are $500,000 of the total $3,700,000 investment.
 (b) Variable rate security; the coupon rate shown represents the rate at February 28, 2003.

Statement of Assets & Liabilities (Unaudited)  February 28, 2003


ASSETS
                                                                                             Amount


  Investments in securities, at value (cost $10,775,204)                                      $ 10,897,502
  Interest receivable                                                                                  499
  Dividends receivable                                                                                 649
  Variation margin on futures contracts                                                              1,460
                                                                                    -----------------------
       Total assets                                                                             10,900,110

                                                                                    -----------------------

LIABILITIES
                                                                                            Amount



  Other payables and accrued expenses                                                              $24,142
       Total liabilities                                                                            24,142

                                                                                    -----------------------


  Net Assets                                                                                   $10,875,968

SOURCES OF NET ASSETS
                                                                                           Amount

  Net Assets consist of:

  Paid in capital                                                                              $15,277,271
  Accumulated net investment income (loss)                                                       (136,280)
  Accumulated net realized loss on investments                                                 (4,375,878)
  Net unrealized appreciation (depreciation) on:

    Investments                                                                                    122,298

    Futures contracts                                                                             (11,443)
                                                                                    -----------------------


  Net Assets                                                                                  $ 10,875,968
                                                                                    =======================


  Shares of capital stock outstanding(no par value, unlimited shares authorized)                   152,422


  Net asset value,offering and redemption price per share($10,875,968 / 152,422)                     71.35
                                                                                    =======================

Statement of Operations (Unaudited)
  - for the six months ended Februay 28, 2003


INVESTMENT INCOME
                                                                                              Amount


 Dividend income                                                                                $21,157
 Interest income                                                                                 25,950
                                                                                       -----------------

 Total Income                                                                                    47,107
                                                                                       -----------------


EXPENSES
                                                                                             Amount

 Investment advisor fee (Note 3)                                                                 38,721
 Transfer agent expenses                                                                          8,775
 Legal expenses                                                                                   9,015
 Administration expenses                                                                          8,929
 Fund accounting expenses                                                                         8,928
 Auditing expenses                                                                                3,539
 Custodian expenses                                                                               3,112
 Trustee expenses                                                                                 3,472
 Pricing expenes                                                                                  1,339
 Printing expenses                                                                                1,984
 Registration expenses                                                                            2,484
 Miscellaneous expenses                                                                             379
 Insurance expenses                                                                                 792
                                                                                       -----------------
 Total expenses before waived & reimbursed expenses                                              91,469
 Expenses waived & reimbursed by Adviser (Note 3)                                               (52,532)
                                                                                       -----------------

 Total operating expenses                                                                        38,937
                                                                                       -----------------

 Net Investment Income (Loss)                                                                     8,170
                                                                                       -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                            Amount

 Net realized gain (loss) on:
   Investment securities                                                                      (103,790)
   Futures contracts                                                                          (440,560)
 Change in net unrealized appreciation (depreciation) on:
   Investment securities                                                                      (103,885)
   Futures contracts                                                                           (37,885)
                                                                                       -----------------

 Net gain (loss) on investment securities                                                     (686,120)
                                                                                       -----------------

 Net increase (decrease) in net assets resulting from operations                             $(677,950)
                                                                                       =================

Statement of Changes in Net Assets (Unaudited)


INCREASE (DECREASE) IN NET ASSETS

                                                                       Six months ended
                                                                      February 28, 2003           Year ended
                                                                         (Unaudited)           August 31, 2002
                                                                 ------------------------------------------------

  Operations:


     Net investment income (loss)                                          $8,170                  $36,536

     Net realized gain (loss) on investment securities                  (544,350)                 (340,740)

     Change in net unrealized appreciation (depreciation)               (141,770)                   61,612
                                                                   -----------------------    -------------------

     Increase (decrease) in net assets resulting from operations        (677,950)                 (242,592)

                                                                   -----------------------    -------------------

  Distributions to shareholders:

     From net investment income                                          (36,433)                 (230,003)

     From net realized gain                                                 -                          -
                                                                   ----------------------------------------------

    Total distributions                                                  (36,433)                 (230,003)
                                                                   ----------------------------------------------

  Share Transactions:

     Net proceeds from sale of shares                                  1,280,048                   240,912

     Shares issued in reinvestment                                        36,433                   230,003

     Shares redeemed                                                     (21,729)                (2,630,922)
                                                                   -----------------------    -------------------
     Net increase (decrease) in net assets resulting

       from share transactions                                         1,294,752                 (2,160,007)
                                                                   ----------------------------------------------
  Total increase (decrease) in net assets                                580,369                 (2,632,602)

                                                                   ----------------------------------------------

  Net Assets:

     Beginning of period                                              10,295,599                 12,928,201
                                                                   -----------------------    -------------------
     End of period [including accumulated undistributed
       net investment income (loss) of $36,536 and

       $229,906, respectively]                                       $10,875,968               $10,295,599
                                                                   =======================    ===================

  Transactions in Fund Shares:

  Shares sold                                                             17,514                     3,025

  Shares reinvested                                                          495                     2,896

  Shares redeemed                                                          (296)                   (33,373)
                                                                   -----------------------    -------------------

  Net increase (decrease) in number of shares outstanding                 17,713                   (27,452)

                                                                   ==============================================

Financial Highlights (Unaudited)


                                        Six months ended                                                    Period Ended
                                        February 28, 2003           Year ended            Year ended        August 31,
                                            (Unaudited)          August 31, 2002       August 31, 2001      2000 (a)
                                      ----------------------------------------------------------------------------------------

   Selected Per Share Data:
   Net asset value, beginning
   of period                                 $76.43                   $79.72                $111.21              $100.00
                                    -----------------------     -----------------      ------------------   ----------------
   Income from investment
   operations

      Net investment income                   0.06                      0.26                  1.52                  4.18
      Net realized and
   unrealized gain (loss)                    (4.88)                    (2.07)               (28.05)                 8.75
                                   ------------------------     -----------------      ------------------   ----------------

   Total from investment
   operations                                (4.82)                    (1.81)               (26.53)                12.93
                                   ------------------------     -----------------      ------------------   ----------------
   Less Distributions:

      From net investment income             (0.26)                    (1.48)                (3.26)                (1.71)

      From net realized gain                  0.00                      0.00                 (1.70)                (0.01)
                                    -----------------------     ------------------   ------------------   ----------------

   Total distributions
                                             (0.26)                    (1.48)                (4.96)                (1.72)
                                      -----------------------   ------------------    -----------------   ----------------


   Net asset value, end of
   period                                    $71.35                   $76.43                $79.72               $111.21
                                    =======================     =================      ==================   ================

   Total Return                              (6.32)% (b)              (2.34)%               (23.28)%              13.07% (b)

   Ratios and Supplemental Data:
   Net assets, end of period (000)          $10,876                   $10,296               $12,928             $15,482
   Ratio of expenses to average
   net assets                                 0.75% (c)                 0.75%                 0.75%              0.75% (c)
   Ratio of expenses to average
   net assets before waiver &
   reimbursement                              1.77% (c)                 1.72%                 1.57%              2.00% (c)
   Ratio of net investment
   income to average net assets               0.16% (c)                 0.32%                 1.66%              4.33% (c)
   Ratio of net investment
   income to average net assets before
   waiver & reimbursement                    (0.86)% (c)               (0.65)%                0.85%              3.08%(c)

   Portfolio turnover rate                   11.41%                     63.69%               62.79%              5.38%


(a) For the period October 1, 1999 (effective date of registration) to August 31, 2000.
(b) For periods of less than one full year, total returns are not annualized.
(c) Annualized.

         Lindbergh Signature Fund
         Notes to the Financial Statements
         February 28, 2003 (unaudited)

          Note 1 - General

     The Lindbergh Signature Fund (the "Fund") is organized as a non-diversified series of Lindbergh Funds, a Massachusetts business trust, pursuant to a trust agreement dated June 16, 1999. The Lindbergh Signature Fund's primary objective is to increase the value of your investment over the long-term through capital appreciation and earned income. Capital preservation is an important but secondary objective. The Fund seeks to achieve this objective by investing in common stocks, bonds and money market instruments in proportions consistent with their expected returns and risk as assessed by the Fund's adviser, Lindbergh Capital Management, Inc. (the "Adviser"). In evaluating potential risk and return tradeoffs, the Adviser reviews general macro-economic conditions, Federal Reserve policy and employs various analytical models.

     When, in the Adviser's judgment, conditions are favorable for stock investments, the fund will normally be fully invested in commons stocks. If however, in the Adviser's view, stock market conditions are less favorable for investors, all or a portion of the fund assets will be shifted out of stocks and into such fixed income investments as bonds and cash. The Fund is permitted to be 100% invested in any one of the three asset classes - stocks, bonds, or cash. The trust agreement permits the Board of Trustees (the "Board") to issue and unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series of funds currently authorized by the Board.


         Note 2 - Significant Accounting Policies

     The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

              A)  Portfolio Valuations

     Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. Securities are valued as determined in good faith under the general supervision of the Board of Trustees when: market quotations are not readily available; the Adviser determines that the last bid price does not accurately reflect the current value; or restricted securities are being valued.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund's adviser believes such prices accurately reflect the fair market value of such services. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith under the general supervision of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. Lindbergh Signature Fund Notes to the Financial Statements February 28, 2003 (unaudited) - continued

               B)        Futures Contracts

     The Fund uses index futures contracts, when appropriate, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The Fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The Fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The Fund will not effect a futures or options transaction if the aggregate value of the Fund's securities subject to outstanding futures and options would exceed 100% of the Fund's total assets. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the Fund and the prices of futures contracts, the possibility of an illiquid market, or that the counterparty will fail to perform its obligation.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

              C)  Portfolio Transactions and Related Income

     Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

              D)  Dividends and Distributions to Shareholders

     The Fund intends to comply with federal tax rules regarding the distribution of substantially all of its net investment income as dividends to its shareholders on an annual basis, and to distribute its net long-term capital gains and its short-term capital gains at least once a year. However, to the extent that net realized gains of the Fund could be reduced by any capital loss carryovers, such gains will not be distributed.

              E)  Federal Income Taxes

     The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         Lindbergh Signature Fund
         Notes to the Financial Statements
         February 28, 2003 (unaudited) - continued

         Note 2 - Significant Accounting Policies - (continued)

F)       Other

     Generally accepted accounting principles require that permanent financial reporting/tax differences relating to shareholder distributions be reclassified to paid-in capital.

              G)  Estimates

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Note 3 - Agreements and Other Transactions with Affiliates

     The Fund retains Lindbergh Capital Management, Inc., (the "Adviser") to manage the Fund's investments. The Adviser will be paid an advisory fee equal to 0.75% of the average annual net assets of the Fund. Actual total expenses, including advisory fees, will not exceed 0.75% because the Adviser's contract with the Fund requires it to reimburse fund expenses to maintain total annual fund operating expenses at 0.75% through August 31, 2003, and to inform the Fund prior to that date, if the commitment is to continue. For the six months ended February 28, 2003, the Adviser earned fees of $38,721, and waived all fees earned and reimbursed expenses to the Fund of $13,811. Certain members of management of the Adviser are also members of management of the trust.

     The Fund retains Unified Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay directly, or reimburse the Fund's Adviser and
Distributor, for certain distribution and promotion expenses related to marketing its shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund. As of February 28, 2003 the distribution plan has not been activated

         Note 4- Securities Transactions

     For the six months ended February 28, 2003, purchases and sales proceeds from investment securities, excluding short-term investments were as follows:

                                                           Purchases      Sales
         Lindbergh Signature Fund                         $639,120     $739,761

         Lindbergh Signature Fund
         Notes to the Financial Statements
         February 28, 2003 (unaudited) - continued


         Note 5 - Unrealized Appreciation (Depreciation)

     At February 28, 2003, the cost for federal income tax purposes is $10,775,204 and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

                             Appreciation      Depreciation     Net Appreciation

Lindbergh Signature Fund         $391,119         $(268,821)          $122,298



     At February 28, 2003, the aggregate settlement value of open futures contracts expiring in March 2003 and the related unrealized appreciation (depreciation) were:


Futures Contracts        Number of Long         Aggregate            Unrealized
                           Contracts         Settlement Value       Depreciation

NASDAQ 100 Index               5                 $505,250             $(3,011)


Futures Contracts       Number of Short         Aggregate            Unrealized
                          Contracts         Settlement Value       Depreciation

S&P 500  Index              (4)               $(840,900)            $(8,432)

         Note 6 - Related Party Transactions

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2003 Charles Schwab & Co. holds 97.85% of outstanding Fund shares in an omnibus account for the benefit of others.


Item 2.  Code of Ethics.  Not applicable to Semi-Annual Reports.



Item 3.  Audit Committee Financial Expert. Not applicable to Semi-Annual
         Reports.


Items 4-8.  Reserved

Item 9. Controls and Procedures. Not applicable to Semi-Annual Reports for the period ended February 28, 2003.



Item 10. Exhibits. Certifications required by Item 10(b) of Form N-CSR are filed herewith.



     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).]




                           SIGNATURES

[See General Instruction F: the report must be signed by the registrant, and by each officer that provided a certification.]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lindbergh Funds

By (Signature and Title)
*              /S/ Dewayne Wiggins
         [Dewayne Wiggins, President]

Date              04/16/2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*             /s/ Dewayne Wiggins
         [Dewayne Wiggins, President]

Date              04/16/2003

By (Signature and Title)
*                 /s/ Mike Durham
         [Mike Durham, Chief Financial Officer]

Date              04/16/2003